HUNTINGTON FUNDS

INVESTMENT A SHARES
INVESTMENT B SHARES
INTERFUND SHARES
TRUST SHARES
______________________________________________________________________________
SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2003


There has been a change in the account number to which wires should be sent. Therefore, in the Investment A Shares and Investment B Shares Prospectus, Interfund Shares Prospectus and Trust Shares Prospectus, under the section "Purchasing Shares," please delete the payment by wire instructions in their entirety and replace with the following:

Make Payment

o     By Federal funds wire to:

   Huntington National Bank NA
   ABA #044000024
   Huntington Fund
   Account #01892228947
   Shareholder Name
   Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by its transfer agent)


In addition, on page 109 of the Investment A Shares and Investment B Shares Prospectus, please add the following bullet point to the sub-section of the "Sales Charges" section entitled, "No sales charges will apply to purchases of Investment A Shares made:"

o Through an investment professional that does not accept a sales commission from the Distributor




                                                            August 29, 2003

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28940 (8/03)